Cover	Apr. 20, 2026
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	East West Ave Acquisition Corp.
Entity Incorporation, State or Country Code	NV
Entity Primary SIC Number	6770
Entity Tax Identification Number	41-2320127
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002100704
Amendment Flag	false